Item 1. Report to Shareholders

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
August 31, 2003

                                                                      Certified
                                                                     Semiannual
                                                                         Report



This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)



Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months   Year
               Ended      Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $  11.43   $  11.12   $  10.96   $  10.20   $  11.23   $  11.26

Investment activities

  Net investment
  income (loss)    0.24       0.50       0.52       0.53       0.52       0.53

  Net realized
  and unrealized
  gain (loss)     (0.25)      0.31       0.15       0.76      (1.02)      0.13

  Total from
  investment
  activities      (0.01)      0.81       0.67       1.29      (0.50)      0.66

Distributions

  Net investment
  income          (0.24)     (0.50)     (0.51)     (0.53)     (0.52)     (0.53)

  Net realized
  gain             --         --         --         --        (0.01)     (0.16)

  Total
  distributions   (0.24)     (0.50)     (0.51)     (0.53)     (0.53)     (0.69)

NET ASSET VALUE

End of period  $  11.18   $  11.43   $  11.12   $  10.96   $  10.20   $  11.23
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^     (0.12)%     7.48%      6.27%     12.98%     (4.47)%     6.08%

Ratio of total
expenses to
average
net assets          0.56%!    0.55%      0.56%      0.56%       0.58%     0.59%

Ratio of net
investment
income (loss)
to average
net assets          4.19%!    4.47%      4.68%      5.03%       4.94%     4.77%

Portfolio
turnover rate       34.6%!    30.0%      33.5%      36.1%       77.5%     55.4%

Net assets,
end of period
(in thousands)   $222,633  $231,325   $219,004   $205,462    $180,243  $216,010


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       August 31, 2003

Statement of Net Assets                                        Par      Value
--------------------------------------------------------------------------------
                                                                In thousands

NEW YORK  96.1%

Albany IDA, Charitable Leadership
  Foundation,
    5.75%, 7/1/26                          $         2,000      $         1,982

Albany Parking Auth.
    5.125%, 7/15/11                                    430                  450

    5.25%, 10/15/12                                    690                  720

    5.625%, 7/15/25                                    750                  757

Dormitory Auth. of the State of New York
    5.125%, 7/1/25 (FGIC Insured)                    1,500                1,660

    5.25%, 5/15/12                                   1,350                1,438

    5.25%, 7/1/31 (Prerefunded 7/1/11!)
    (FGIC Insured)                                   2,500                2,672

    7.50%, 5/15/11 (Prerefunded 5/15/05!)              745                  929

  Augustana Lutheran Home, 5.50%, 8/1/20
    (MBIA Insured)                                     940                  994

  Columbia Univ.
    5.00%, 7/1/22                                    2,500                2,530

    5.00%, 7/1/24                                    1,000                1,009

  Maimonides Medical Center, 5.75%, 8/1/35
    (MBIA Insured)                                   1,500                1,557

  Memorial Sloan-Kettering, 5.00%, 7/1/34            2,680                2,603

  Mount Sinai Health, 6.00%, 7/1/13                  1,700                1,680

  New York Medical College, 5.25%, 7/1/12
    (MBIA Insured)                                   2,110                2,282

  Nyack Hosp., 6.00%, 7/1/06                         1,270                1,216

  Rockefeller Univ., 5.00%, 7/1/32                   2,000                1,997

  St. John's Univ., 5.25%, 7/1/25
    (MBIA Insured)                                   2,500                2,549

  State Personal Income Tax Ed.,
    5.375%, 3/15/22                                  1,550                1,608

  State Univ. of New York
    5.25%, 5/15/15 (AMBAC Insured)                   2,000                2,183

    5.375%, 7/1/23                                   1,000                1,029

    7.50%, 5/15/11                                   1,555                1,877

  Univ. of Rochester, STEP, 0%, 7/1/15
    (MBIA Insured)                                   1,470                1,082

  Westchester County
    5.25%, 8/1/15                                    2,000                2,147

    5.25%, 8/1/16                                    4,250                4,538

  Yeshiva Univ.
    5.00%, 7/1/26 (AMBAC Insured)                    1,200                1,190

    5.375%, 7/1/17 (AMBAC Insured)                     900                  963

Dutchess County IDA
  Bard College, 5.75%, 8/1/30              $         1,750      $         1,822

  Vasser College, 5.35%, 9/1/40                      1,000                1,012

Essex County IDA, PCR, 5.70%,
  7/1/16 (misc. symbol)                              1,850                1,860

Huntington Housing Auth.,
  Gurwin Jewish Senior Home
    6.00%, 5/1/39                                      750                  637

Long Island Power Auth.
    Zero Coupon, 6/1/21 (FSA Insured)                2,000                  821

    VRDN (Currently 0.77%)                           1,800                1,800

    5.00%, 6/1/05                                    2,000                2,105

    5.00%, 12/1/05                                   1,500                1,599

    5.00%, 9/1/27                                    1,000                  962

    5.50%, 12/1/06 (AMBAC Insured)                   3,525                3,904

Madison County IDA, Colgate Univ.,
    5.00%, 7/1/33                                    1,000                  974

Metropolitan Transportation Auth.
    VRDN (Currently 0.86%) (FSA Insured)             2,000                2,000

    4.75%, 7/1/16 (Prerefunded 7/1/12!)
    (FSA Insured)                                    1,750                1,878

    5.00%, 7/1/25 (FGIC Insured)                     3,000                2,992

    5.125%, 11/15/31                                 2,500                2,451

    5.25%, 11/15/25 (FGIC Insured)                   4,920                5,020

Monroe County, GO
    5.00%, 3/1/17 (FGIC Insured)                     2,600                2,698

    5.00%, 3/1/18 (FGIC Insured)                     3,205                3,304

Mount Sinai Union Free School Dist., GO
    6.20%, 2/15/17 (AMBAC Insured)                   1,025                1,208

    6.20%, 2/15/18 (AMBAC Insured)                     515                  607

Nassau County, GO
    7.00%, 3/1/04                                    1,500                1,541

    7.00%, 3/1/13 (FSA Insured)                      3,500                4,235

Nassau County
    6.50%, 11/1/13 (Prerefunded 11/1/04!)
    (FGIC Insured) **                                1,500                1,639

Nassau County IDA
    6.90%, 1/1/14 (Prerefunded 1/1/05!)                350                  383

    6.90%, 1/1/15 (Prerefunded 1/1/05!)                375                  410

New Rochelle, GO
    6.25%, 3/15/17 (MBIA Insured)                      375                  391

    6.25%, 3/15/18 (MBIA Insured)                      400                  417

    6.25%, 3/15/19 (MBIA Insured)                      425                  444

New York City, GO
    VRDN (Currently 0.80%)                 $         2,000      $         2,000

    VRDN (Currently 0.80%) (FGIC Insured)            1,900                1,900

    5.00%, 8/1/06                                      875                  939

    5.75%, 10/15/13                                  1,105                1,191

    5.875%, 3/15/12                                  2,000                2,156

    6.00%, 8/1/12                                    1,000                1,086

    6.25%, 8/1/09                                    1,250                1,384

New York City Health & Hosp. Corp.
    5.50%, 2/15/19 (FSA Insured)                     1,500                1,602

New York City IDA
    5.00%, 11/15/18 (FSA Insured)                    1,500                1,551

    5.375%, 7/1/18 (AMBAC Insured)                   1,275                1,358

    6.375%, 11/15/14 (FSA Insured)                   1,000                1,074

New York City IDA, IDRB
    VRDN (Currently 0.80%)                           1,300                1,300

    5.50%, 7/1/28 (misc. symbol)                     2,500                2,303

New York City Municipal Water Fin. Auth.
    Zero Coupon, 6/15/20                             3,000                1,309

    VRDN (Currently 0.85%) (MBIA Insured)            2,000                2,000

    5.00%, 6/15/29                                   5,000                4,914

    5.875%, 6/15/26                                  3,405                3,776

    5.875%, 6/15/26 (Prerefunded 6/15/06!)             595                  666

New York City Transitional Fin. Auth.
    5.00%, 8/1/24                                    1,625                1,621

    5.00%, 2/1/27                                    1,500                1,475

    6.00%, 8/15/15 (Prerefunded 8/15/09!)
    (FGIC Insured)                                   1,000                1,173

New York State Energy Research & Dev. Auth.,
    4.70%, 10/1/12 (misc. symbol)                      450                  451

New York State Environmental Fac.
    5.25%, 11/15/20                                  2,000                2,086

  PCR, 5.75%, 6/15/12
  (Escrowed to Maturity)                             1,000                1,148

New York State Housing Fin. Agency,
    8.00%, 5/1/11 (Escrowed to Maturity)             1,000                1,253

New York State Local Gov't. Assistance,
    6.00%, 4/1/14                                    3,110                3,553

New York State Medical Care Fac.
    6.125%, 2/15/14 (Prerefunded 2/15/04!)              15                   15

    6.50%, 8/15/29 (Prerefunded 2/15/05!)
    (AMBAC Insured)                                  1,000                1,095

New York State Mortgage Agency
    5.70%, 10/1/17 (misc. symbol)          $         2,120      $         2,229

    5.80%, 10/1/20 (misc. symbol)                    1,000                1,037

    5.85%, 10/1/18 (misc. symbol)                    1,175                1,228

    5.95%, 4/1/30 (misc. symbol)                     1,335                1,382

    6.35%, 10/1/30 (misc. symbol)                    2,335                2,456

    6.40%, 4/1/27 (misc. symbol)                       830                  903

New York State Power Auth., 5.00%, 11/15/08          1,500                1,660

New York State Thruway Auth.
    5.00%, 4/1/17 (FGIC Insured)                     5,000                5,162

    5.00%, 4/1/20 (AMBAC Insured)                    2,000                2,035

    5.25%, 4/1/18 (FSA Insured)                      1,535                1,614

    5.50%, 4/1/17 (FGIC Insured)                     2,495                2,700

    5.50%, 4/1/18 (FGIC Insured)                     1,000                1,076

New York State Urban Dev. Corp., 6.00%, 1/1/15
    (Prerefunded 1/1/09!) (AMBAC Insured)            4,000                4,637

Niagara County, GO
    5.25%, 8/15/14 (MBIA Insured)                      435                  476

    5.25%, 8/15/15 (MBIA Insured)                      335                  366

Niagara County IDA, 5.55%,
    11/15/13 (misc. symbol)                           1,500                1,551

Niagara Frontier Transportation Airport Auth.,
  6.125%, 4/1/14
    (AMBAC Insured) (misc. symbol)                   1,385                1,447

Nyack Union Free School Dist., GO, 5.25%,
  12/15/15 (FGIC Insured)                              550                  602

Oneida County IDA
    VRDN (Currently 0.80%) (MBIA Insured)            1,000                1,000

  St. Elizabeth Medical Center
    5.50%, 12/1/10                                     500                  484

    5.625%, 12/1/09                                  1,000                  980

    5.75%, 12/1/19                                   1,600                1,402

Port Auth. of New York & New Jersey
    5.875%, 9/15/15
    (FGIC Insured) (misc. symbol)                    2,000                2,196

    6.125%, 6/1/94                                   1,000                1,095

    6.50%, 7/15/19
    (FGIC Insured) (misc. symbol)                    2,000                2,128

Rochester, GO
    5.00%, 2/15/20 (MBIA Insured)                      110                  113

    5.00%, 2/15/21 (MBIA Insured)                      110                  112

Suffolk County, 5.75%, 4/15/14
  (AMBAC Insured)                                    4,510                5,030

Suffolk County IDA
  Huntington Hospital
    5.875%, 11/1/32                        $         2,000      $         2,039

    6.00%, 11/1/22                                   2,000                2,082

  Jefferson Ferry, 7.20%, 11/1/19                    2,000                2,083

Suffolk County Water Auth., 5.125%,
  6/1/26 (FGIC Insured)                              1,350                1,356

Tobacco Settlement Finance Corp.
    5.25%, 6/1/22 (AMBAC Insured)                      260                  265

    5.50%, 6/1/19                                    1,000                1,029

Tompkins County IDA, 5.75%, 7/1/30
  (Prerefunded 7/1/10!)                              2,000                2,306

Triborough Bridge & Tunnel Auth.
    5.00%, 1/1/20 (Escrowed to Maturity)             2,060                2,150

    5.00%, 11/15/28 (AMBAC Insured)                  3,000                2,963

United Nations Dev.
    5.30%, 7/1/11                                      910                  911

    5.40%, 7/1/14                                      865                  866

Westchester County Health Care Corp.,
  GO, 5.375%, 11/1/30                                3,000                3,060

Westchester County IDA
  Hebrew Hospital, 7.375%, 7/1/30                    1,250                1,303

  Kendal on Hudson, 6.50%, 1/1/34                    1,000                  989

  Wheelabrator, 6.00%,
  7/1/08 (misc. symbol)
    (AMBAC Insured)                                    730                  825

  Winward School, 5.25%, 10/1/31
    (RAA Insured)                                    1,500                1,495

Total New York (Cost $203,928)                                          213,958


PUERTO RICO  2.1%

Puerto Rico Highway & Transportation Auth.
    5.00%, 7/1/36                                    1,000                  961

    5.50%, 7/1/18                                    2,000                2,068

Puerto Rico Public Fin. Corp.,
    5.50%, 8/1/29                                    1,500                1,529

Total Puerto Rico (Cost $4,377)                                           4,558

Total Investments in Securities
98.2% of Net Assets (Cost $208,305)                             $       218,516

Futures Contracts
                                       Contract      Unrealized
                     Expiration           Value     Gain (Loss)
                     -----------     -----------    -----------
                                          In thousands

Short, 25 U.S.
Treasury 10
Year contracts
$70,000 of 6.50%
Nassau County
Bonds pledged
as initial
margin                     9/03     $    (2,788)    $         8

Net payments
(receipts) of
variation margin
to date                                                      (3)

Variation margin
receivable (payable)
on open futures
contracts                                                                     5

Other Assets Less
Liabilities                                                               4,112

NET ASSETS                                                          $   222,633
                                                                    -----------

Net Assets Consist of:
Undistributed
net investment
income (loss)                                                       $       222

Undistributed net
realized gain (loss)                                                       (400)

Net unrealized
gain (loss)                                                              10,219

Paid-in-capital
applicable to
19,912,426 no
par value shares
of beneficial
interest outstanding;
unlimited number of
shares authorized                                                       212,592

NET ASSETS                                                          $   222,633
                                                                    -----------

NET ASSET VALUE
PER SHARE                                                           $     11.18
                                                                    -----------


(misc. symbol)   Interest subject to alternative minimum tax
             !   Used in determining portfolio maturity
            **   All or a portion of this security is pledged to cover
                 margin requirements on futures contracts at August 31, 2003.
         AMBAC   AMBAC Assurance Corp.
          FGIC   Financial Guaranty Insurance Company
           FSA   Financial Security Assurance Inc.
            GO   General Obligation
           IDA   Industrial Development Authority/Agency
          IDRB   Industrial Development Revenue Bond
          MBIA   MBIA Insurance Corp.
           PCR   Pollution Control Revenue
           RAA   Radian Asset Assurance Inc.
          STEP   Stepped coupon bond for which the coupon rate of
                 interest will adjust on specified future date(s)
          VRDN   Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              8/31/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Interest income                                            $    5,556

Expenses

  Investment management                                           492

  Shareholder servicing                                            74

  Custody and accounting                                           59

  Prospectus and shareholder reports                               11

  Legal and audit                                                   8

  Trustees                                                          3

  Registration                                                      2

  Miscellaneous                                                     2

  Total expenses                                                  651

Net investment income (loss)                                    4,905

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                      439

  Futures                                                          15

  Written options                                                  15

  Net realized gain (loss)                                        469

Change in net unrealized gain (loss)

  Securities                                                   (5,373)

  Futures                                                          17

  Change in net unrealized gain (loss)                         (5,356)

Net realized and unrealized gain (loss)                        (4,887)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $       18
                                                           ----------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets

  Operations

    Net investment income                  $         4,905      $        10,243

    Net realized gain (loss)                           469                1,914

    Change in net unrealized gain or loss           (5,356)               4,202

    Increase (decrease) in net
    assets from operations                              18               16,359

  Distributions to shareholders

    Net investment income                           (4,878)             (10,189)

  Capital share transactions*

    Shares sold                                     25,176               51,582

    Distributions reinvested                         3,607                7,838

    Shares redeemed                                (32,615)             (53,269)

    Increase (decrease) in net
    assets from capital
    share transactions                              (3,832)               6,151

  Net Assets

  Increase (decrease) during period                 (8,692)              12,321

  Beginning of period                              231,325              219,004

  End of period                            $       222,633      $       231,325
                                           ---------------      ---------------

 *Share information

    Shares sold                                      2,202                4,615

    Distributions reinvested                           316                  699

    Shares redeemed                                 (2,849)              (4,772)

    Increase (decrease) in
    shares outstanding                                (331)                 542


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       August 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on August 28, 1986. The fund seeks to provide the highest level of income exempt from federal, New York State, and New York City income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New York municipal bonds.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service,which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

     Premiums and Discounts
     Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended August 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

     Options
     Stock index call or put options give the holder the right to receive cash, based on market movement, equal to the difference between the exercise settlement value of the index and the exercise price of the option. Risks arise from possible illiquidity of the options market and from movements in underlying security values. Transactions in options written and related premiums received during the six months ended August 31, 2003, were as follows:

--------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts             Premiums
--------------------------------------------------------------------------------

    Outstanding at beginning of period                --        $          --

    Written                                           25               15,000

    Expired                                          (25)             (15,000)

    Outstanding at end of period                      --        $          --
                                                --------------------------------


     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $38,039,000 and $49,243,000, respectively, for the six months ended August 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2003, the fund had $836,000 of unused capital loss carryforwards, of which $836,000 expire in 2009.

     At August 31, 2003, the cost of investments for federal income tax purposes was $208,144,000. Net unrealized gain aggregated $10,381,000 at period-end, of which $11,451,000 related to appreciated investments and $1,070,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $79,000.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $81,000 for the six months ended August 31, 2003, of which $15,000 was payable at period-end.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 17, 2003